Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jan. 21, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [Line Items]
Percentage of sales made to GPO					2.00%
Estimated credit losses						$ 9,023,768	$ 223,166	$ 48,166
Accounts receivable, net	$ 2,155,225		$ 2,155,225			9,841,476
Single Customer [Member] | Customer Concentration Risk [Member]
Revenue [Line Items]
Estimated credit losses	$ 8,800,602		$ 8,800,602			$ 8,800,602
Single Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue [Line Items]
Percentage of revenue	14.00%	100.00%	13.00%	100.00%